SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended			4 Months Ended	7 Months Ended	12 Months Ended
	Jun. 10, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 09, 2020
Net loss		$ (10,405,903)	$ (673,687)		$ (574,687)	$ (3,586,390)
Accumulated deficit		(13,992,293)	$ (674,687)		$ (674,687)	(3,586,390)	$ (3,586,390)		$ (227,601)
Q S I Operations Inc
Net loss		(11,779,000)		$ (10,314,000)			(36,613,000)	$ (35,792,000)
Accumulated deficit		(184,022,000)				$ (172,243,000)	(172,243,000)	(135,630,000)
Amount of gross proceeds received	$ 511,176,000,000
Impairment of long-lived assets		$ 0		$ 0			$ 0	$ 0